Financial Instruments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial Instruments
26	Financial instruments

(a)	Financial instruments by categories
The Group classifies its financial instruments into the categories below:

Financial assets	2020	2019
Financial assets at amortized cost
Accounts receivable	46,015	26,117
Project advances	1,772	7,220
Other assets (excluding advances to suppliers and prepaid expenses)	1,296	953

Financial assets at fair value through profit or loss
Cash and bank accounts	14,052	4,120
Short term investments	9,929	33,030
Long term investments	1,986	3,669

Financial liabilities
Financial liabilities at amortized cost
Lease liabilities	1,582	3,097
Placement Agent	1,250
Other liabilities (excluding advances from customers)	3,252	666

Financial liabilities at fair value through profit or loss
Investment fund share held by non-controlling	1,515	3,158

(b)	Financial instruments measured at fair value
The fair value measurement methodologies are classified according to the following hierarchical levels:

•	Level 1 : measurement based on quotations of identical financial instruments, traded in an active market, without any adjustments;

•
Level
 2
: valuation techniques based on observable inputs. This category covers financial instruments that are valued using: (i) quotations of similar financial instruments, traded in an active market; (ii) quotations of identical or similar financial instruments, traded in a fairly inactive market; and (iii) other valuation techniques in which all significant inputs are directly or indirectly observable in market input;

•
Level
 3
: valuation techniques based on unobservable inputs. This category covers all financial instruments whose valuation techniques are based on inputs not observable in market inputs, when such inputs have a significant impact on the measurement of their fair values. This category includes financial instruments that are valued based on quotations of similar financial instruments that, however, require adjustments and assumptions to ensure that their fair values reflect the differences among them.

As of December 31, 2020 and 2019, cash and investments were measured by level 1 and level 2 methodologies, respectively.

(c)	Financial instruments measured at amortized costs
As of December 31, 2020 and 2019, the book values of the financial instruments measured at amortized cost correspond approximately to their fair values, because the majority of them are short term financial assets and liabilities or the impact of the time value of money is not material.

(d)	Risk management
The Group is exposed to the following risks arising from the use of financial instruments:

(i)	Credit risk

(ii)	Liquidity risk

(iii)	Market risk

i.	Credit risk
Credit risk is the possibility of incurring a financial loss if a client or a counterpart in a financial instrument fails to perform its contractual obligations.
The Group has low exposure to credit risk because its customer base is formed by investors in each fund. These investors are required to comply with the capital calls in order to repay related fund expenses. If capital calls are not complied with, the participation of that investor is diluted among the remaining investors of the fund. In addition, management fees could be settled by the sale of the underlying investments kept by the funds. Therefore, as of December 31, 2020 and December 31, 2019 there are no past due accounts receivable over 90 days, as well as no write-offs on accounts receivable. The cash as of December 31, 2020 is maintained in large banks with high credit rating scale. Furthermore, the accounts receivable as of December 31, 2020 and 2019 are composed mainly of management fees and performance fees of investment funds managed by the Group itself, and also of advisory fees and reimbursement of expenses to be received from investees of such funds.

The amounts receivable and project advances as of December 31, 2020 are expected to be received as demonstrated below:

	Overdue Less than 90 days	01 to 90 days	91 to 180 days	181 to 270 days	Due in 271 to 360 days	Over 360 days	Total
Accounts Receivable (a)	2,198	10,828	—	—	10,996	21,993	46,015
Project Advances	—	1,277	—	—	—	495	1,772

Total	2,198	12,105	—	—	10,996	22,488	47,787

(a)	Non current balances are related to management fees receivable from fund Private Equity IV in annual equal installments in December 31, 2022 and 2023.

ii.	Liquidity Risk
Liquidity risk is the possibility of imbalances between tradable assets and liabilities, payables and receivables mismatches, which might affect the Group’s payment ability, taking into consideration the different currencies and settlement terms of its assets and liabilities.
The Group performs the financial management of its cash and cash equivalents, keeping them available for paying its obligations, and reducing its exposure to liquidity risk.
Expected future payments for liabilities as at December 31, 2020 are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Personnel and related taxes (excluding officers’ fund and accrued vacation and related charges)	10,611	—	—	—	—	10,611
Dividends payable	23,259	—	—	—	—	23,259
Suppliers	3,039	—	—	—	—	3,039
Placement agents’ fees	450	400	—	400	—	1,250
Investment funds participating shares	—	—	—	—	1,515	1,515
Lease payments (a)	252	252	266	746	1,859	3,375
Other liabilities (excluding advances from customers)	156	—	—	—	57	213

Total	37,767	652	266	1,146	3,431	43,262

(a)	Amounts reflect future cash outflow to settle liabilities, which include interest.

iii.	Market risk
Market risk is defined as the possible negative impact on income caused by changes in market prices, such as interest rate, foreign exchange rate, and share prices. The Group’s policy is to minimize its exposure to market risk.
The marketable securities as of December 31, 2020 and 2019 consist basically of investment funds whose portfolio is composed mainly of fixed income assets, which reduces significantly the Group’s exposure to market risk. Besides, the Group does not hold financial liabilities linked to market prices. Therefore, the Group does not have a significant exposure to interest rate risk and is not presenting such sensitivity analysis.
During the years 2020 and 2019, the Group did not hold derivative financial instruments.
Regarding the foreign exchange risk, it results from a possible change in foreign exchange rates that would affect the finance income (or costs and expenses) and the liabilities (or assets) balance of contracts indexed to a foreign currency. The Group measures its foreign exchange exposure by subtracting other than American dollar currencies liabilities from its respective denominated assets, thus obtaining its net foreign exchange exposure and the amount actually affected by exchange fluctuations.

Sensitivity analysis
The sensitivity analysis was based on the material assets and liabilities exposed to currencies fluctuation against US$, as demonstrated below:

As of December 31, 2020
	Balance in each exposure currency						Balance Total in USD	Exchange Variation impact considering 10% change in the ending of period rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD
Cash and cash equivalents	626	6,755	49,702	27,512	44	12,922	14,052	113
Short term investments	4,782	—	—	—	—	9,009	9,929	92
Accounts receivable	45,327	6	38,527	132,631	14	37,180	46,015	884
Projects Advance	1,995	44	—	3,972	7	1,371	1,772	39
Other assets	5,979	9	10,525	177,044	64	2,938	4,243	131
Personnel and related taxes	41,308	2,308	121,634	1,409,774	509	4,806	14,329	(952)
Taxes payable	4,906	122	10,791	159,553	36	—	1,070	(107)
Other liabilities	12,436	480	12,644	10,042	174	6,573	9,287	(271)

Net impact								(71)

a)	BRL - Brazilian Real
b)	HKD - Hong Kong dollar
c)	CLP - Chilean Peso
d)	COP - Colombian Peso
e)	GBP - Pound Sterling
The exposure shows the balance sheet impact considering a US$ valuation increase of 10%. This scenario best reflects the Group expectations based on projections available in the financial market and take into account the closing rates for each year.